Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2.Significant Accounting Policies

The same accounting policies have been followed in these interim condensed consolidated financial statements as were applied in the preparation of the Company’s financial statements for the year ended December 31, 2012. See Note 2 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report on Form 20-F.

Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s unaudited interim condensed consolidated financial statements in the current period or expected to have an impact on future periods.